Plant and equipment (Details) - USD ($)			12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net book value:
Plant and equipment			$ 10,123,887	$ 9,290,308
Cost
Cost:
Beginning balance			11,993,061	8,998,499
Additions			5,937,305	3,600,173
Transfer to R&D		$ 894,316	(896,287)
Disposals/write off				(338,879)
Lease termination and derecognition				(425,932)
Foreign exchange translation difference			3,732	159,200
Ending balance			17,037,811	11,993,061
Amortization:
Transfer to R&D		894,316	(896,287)
Lease termination and derecognition				(425,932)
Foreign exchange translation difference			3,732	159,200
Amortization
Cost:
Transfer to R&D		38,022	(38,241)
Lease termination and derecognition				(204,590)
Foreign exchange translation difference			2,064	22,586
Amortization:
Beginning balance			2,702,753	1,290,636
Additions			4,247,348	1,634,675
Transfer to R&D		38,022	(38,241)
Disposals				(40,554)
Lease termination and derecognition				(204,590)
Foreign exchange translation difference			2,064	22,586
Ending balance			6,913,924	2,702,753
Furniture and equipment
Net book value:
Plant and equipment			519,364	168,502
Furniture and equipment | Cost
Cost:
Beginning balance			477,823	438,358
Additions			448,918	32,937
Foreign exchange translation difference			689	6,528
Ending balance			927,430	477,823
Amortization:
Foreign exchange translation difference			689	6,528
Furniture and equipment | Amortization
Cost:
Foreign exchange translation difference			985	4,068
Amortization:
Beginning balance			309,321	238,223
Additions			97,760	67,030
Foreign exchange translation difference			985	4,068
Ending balance			408,066	309,321
Computer hardware
Net book value:
Plant and equipment			555,671	222,867
Computer hardware | Cost
Cost:
Beginning balance			421,198	209,170
Additions			584,307	208,294
Transfer to R&D			(1,971)
Foreign exchange translation difference			41	3,734
Ending balance			1,003,575	421,198
Amortization:
Transfer to R&D			(1,971)
Foreign exchange translation difference			41	3,734
Computer hardware | Amortization
Cost:
Transfer to R&D			(219)
Foreign exchange translation difference			38	1,816
Amortization:
Beginning balance			198,331	100,324
Additions			249,754	96,191
Transfer to R&D			(219)
Foreign exchange translation difference			38	1,816
Ending balance			447,904	198,331
Vehicles
Net book value:
Plant and equipment			1,709,578	1,089,925
Vehicles | Cost
Cost:
Beginning balance			1,384,597	299,386
Additions			1,816,568	1,090,673
Transfer to R&D			(894,316)
Disposals/write off				(10,907)
Lease termination and derecognition				0
Foreign exchange translation difference			0	5,445
Ending balance			2,306,849	1,384,597
Amortization:
Transfer to R&D			(894,316)
Lease termination and derecognition				0
Foreign exchange translation difference			0	5,445
Vehicles | Amortization
Cost:
Transfer to R&D			(38,022)
Lease termination and derecognition				0
Foreign exchange translation difference			0	4,667
Amortization:
Beginning balance			294,672	256,588
Additions			340,621	41,005
Transfer to R&D			(38,022)
Disposals				(7,588)
Lease termination and derecognition				0
Foreign exchange translation difference			0	4,667
Ending balance			597,271	294,672
Leasehold improvements
Net book value:
Plant and equipment			1,170,360	161,620
Leasehold improvements | Cost
Cost:
Beginning balance			435,376	396,303
Additions			1,124,818	64,495
Transfer to R&D			0
Disposals/write off				(28,366)
Lease termination and derecognition				0
Foreign exchange translation difference			482	2,944
Ending balance			1,560,676	435,376
Amortization:
Transfer to R&D			0
Lease termination and derecognition				0
Foreign exchange translation difference			482	2,944
Leasehold improvements | Amortization
Cost:
Transfer to R&D			0
Lease termination and derecognition				0
Foreign exchange translation difference			455	1,685
Amortization:
Beginning balance			273,756	182,599
Additions			116,105	112,591
Transfer to R&D			0
Disposals				(23,119)
Lease termination and derecognition				0
Foreign exchange translation difference			455	1,685
Ending balance			390,316	273,756
Right-of-use assets.
Net book value:
Plant and equipment			1,737,409	927,334
Right-of-use assets. | Cost
Cost:
Beginning balance			1,660,098	1,590,456
Additions			1,575,434	465,312
Lease termination and derecognition				(425,932)
Foreign exchange translation difference			2,520	30,262
Ending balance			3,238,052	1,660,098
Amortization:
Lease termination and derecognition				(425,932)
Foreign exchange translation difference			2,520	30,262
Net book value:
Derecognition of right-of-use asset as a result of sublease	$ 298,708
Derecognition of right-of-use asset as a result of termination		127,224
Right-of-use assets. | Amortization
Cost:
Lease termination and derecognition				(204,590)
Foreign exchange translation difference			586	10,350
Amortization:
Beginning balance			732,764	512,902
Additions			767,293	414,102
Lease termination and derecognition				(204,590)
Foreign exchange translation difference			586	10,350
Ending balance			1,500,643	732,764
Net book value:
Derecognition of right-of-use asset as a result of sublease	$ 120,131
Derecognition of right-of-use asset as a result of termination		$ 84,459
Production tooling and molds
Net book value:
Plant and equipment			4,431,505	6,720,060
Production tooling and molds | Cost
Cost:
Beginning balance			7,613,969	6,064,826
Additions			387,260	1,738,462
Transfer to R&D			0
Disposals/write off				(299,606)
Lease termination and derecognition				0
Foreign exchange translation difference			0	110,287
Ending balance			8,001,229	7,613,969
Amortization:
Transfer to R&D			0
Lease termination and derecognition				0
Foreign exchange translation difference			0	110,287
Production tooling and molds | Amortization
Cost:
Transfer to R&D			0
Lease termination and derecognition				0
Foreign exchange translation difference			0	0
Amortization:
Beginning balance			893,909	0
Additions			2,675,815	903,756
Transfer to R&D			0
Disposals				(9,847)
Lease termination and derecognition				0
Foreign exchange translation difference			0	0
Ending balance			$ 3,569,724	$ 893,909